Deutsche Investment Management Americas Inc.

One Beacon Street

Boston, MA 02108

May 8, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Deutsche Global Macro Fund (formerly Deutsche Global Equity Fund) (the “Fund”), a series of Deutsche International Fund, Inc. (the “Corporation”) (Reg. Nos. 002-14400; 811-00642)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Corporation hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 168 to the Corporation’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Fund and was filed electronically on May 5, 2017.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3681.

Very truly yours,

/s/Laura McCollum

Laura McCollum

Vice President

Deutsche Investment Management Americas Inc.

cc: John Marten, Esq., Vedder Price P.C.